REVENUE	6 Months Ended
Jun. 30, 2026
Revenue
REVENUE

Note 4 — NET REVENUE

The Company’s net revenue consisted of the following:

	For the six months ended June 30,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	3,042,937,331	3,089,439,676	18,999,076
Sports school business – Events	796,601,540	763,606,967	4,695,941
Sports school business – Others	98,944,148	293,181,342	1,802,972
Social business	1,551,106,499	1,830,269,518	11,255,578
Subtotal	5,489,589,518	5,976,497,503	36,753,567
Add: reversal of sales refund provision	(778,697)	2,289,538	14,080
Total	5,488,810,821	5,978,787,041	36,767,647

	For the six months ended June 30,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	4,442,533,640	4,921,998,732	30,268,733
Transferred at a point in time	1,046,277,181	1,056,788,309	6,498,914
Total	5,488,810,821	5,978,787,041	36,767,647

*	Provision and Reversal for sales refund

The “reversal (provision) of sales refund” represents the provision for refund for sports school business services. The refund liability is based on estimates made from past refund historical data. The Company will re-evaluate the provision for refund liability based on the estimates to match the actual claims and expects to make use of the refund liability over the next operating period.

The “reversal of sales refund” represents the release of refund obligations initially recorded under ASC 606-10-55-23 through 55-27 for estimated customer refunds. During the reporting period, certain customers did not exercise their refund rights, and the related refund liabilities were reversed. Such reversals are recognized as an increase in revenue in the period in which the change in estimate occurs, consistent with ASC 606-10-32-14. The amount represents the reversal of previously recognized refund liabilities as certain customer refunds were no longer expected to occur. Such reversals are recorded as an increase to revenue in the period of change in estimate.

Liabilities for refund are included in “Other current liabilities” and were JPY4,932,737 and JPY2,643,199 (US$16,255) as of December 31, 2025 and June 30, 2026, respectively.